S000084745 [Member] Average Annual Total Returns		12 Months Ended	20 Months Ended
		Dec. 31, 2025	Dec. 31, 2025
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.88%	20.58%	[1]
Russell Midcap Value Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		11.05%	11.73%	[1]
Class Z
Prospectus [Line Items]
Average Annual Return, Percent	[2]	10.92%	10.49%	[1]
Performance Inception Date	[2]		Apr. 30, 2024
Class Z | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[2]	9.16%	9.19%	[1]
Performance Inception Date	[2]		Apr. 30, 2024
Class Z | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[2]	7.01%	7.75%	[1]
Performance Inception Date	[2]		Apr. 30, 2024

[1]	Inception date for Class Z is April 30, 2024.
[2]	After-tax returns: – Are shown for Class A shares only and will vary for the other Classes of shares because these Classes have different expense ratios; – Are estimates based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor’s tax situation and are likely to differ from those shown; and – Are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.